ORACO RESOURCES, INC. - CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Operating expenses:
Depreciation and amortization	$ 145	$ 234	$ 234
General and administrative	51	115	115
Professional fees	95,139	95,139	97,274
Professional fees - related party	2,500	2,500	2,500
Total operating expenses	97,835	97,988	100,123
Loss from operations	(97,835)	(97,988)	(100,123)
Net loss	$ (97,835)	$ (97,988)	$ (100,123)
Weighted average number of common shares outstanding basic	20,702,863	19,359,644
Net loss per share - basic	$ 0.00	$ (0.01)